INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

13)  INTANGIBLE ASSETS

a)  Accounting policy

Intangible assets acquired separately are measured at  acquisition / construction cost upon their initial recognition. The cost of an intangible asset acquired in a business combination is its fair value at the acquisition date.

After initial recognition, intangible assets are stated at acquisition and/or buildup cost, net of amortization and accumulated provision for impairment, where applicable. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expense is reflected in the statement of income for the year in which it is incurred.

The useful lives of intangible assets are considered finite or indefinite.

•

Intangible assets with finite useful lives are amortized over their economic useful lives under the straight-line method and are tested for impairment whenever there is any indication of impairment loss. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed on an annual basis.

Changes in the estimated useful life or the expected pattern of consumption of future economic benefits embodied in an asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the cost/expense category consistent with the function of the intangible assets.

•

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be justifiable. Otherwise, changes in useful life – from indefinite to finite - are carried out prospectively. Goodwill generated upon investment acquisition is treated as an intangible asset with indefinite useful lives.

Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and recognized in the statement of income on disposal.

b)  Critical estimates and judgments

An impairment loss exists when the carrying amount of an asset or CGU exceeds its recoverable amount, which is the higher of fair value less costs to sell and value in use. The calculation of fair value less costs to sell is based on available information from sales transactions of similar assets or market prices less additional costs to dispose of the asset. The calculation of the value in use is based on the discounted cash flow model. The recoverable amount is sensitive to the discount rate used in the discounted cash flow method, as well as the expected future cash receipts and the growth rate used for extrapolation purposes.

The Company periodically reviews the performance of the defined CGU in order to identify a possible devaluation in goodwill and other assets. The determination of the recoverable value of the CGU to which the goodwill is attributed also includes the use of assumptions and estimates and requires a significant degree of judgment and criterion.

The accounting treatment of the investment in intangible assets includes making estimates to determine the useful life for amortization purposes, particularly for assets acquired in business combinations.

The determination of the useful lives requires estimates in relation to the expected technological evolution and the alternative use of the assets. Hypotheses related to the technological aspect and its future development imply a significant degree of analysis, since the timing and nature of future technological changes are difficult to predict.

c)  Breakdown and changes

A brief description of the key intangible asset items with finite useful lives, is as follows:

•	Software: This includes licenses for software used in the Company’s operating, commercial and administrative activities.
•	Customer portfolio and trademarks: This includes intangible assets acquired through business combination.
•	Licenses: These include concession and authorization licenses, acquired from ANATEL for provision of telecommunication services. These also include licenses from business combinations.

	Indefinite
	useful life	Finite useful life
							Estimated
						Other	losses	Software
			Customer			intangible	for	under
	Goodwill	Software	portfolio	Trademarks	Licenses	assets	software	development	Total

Balances and changes:
Balance on 12.31.18	23,062,421	3,245,042	1,429,274	989,410	13,056,137	49,523	(499)	389,677	42,220,985
Additions	—	374,690	—	—	—	—	—	1,390,731	1,765,421
Write-offs, net (1)	(3,249)	(5,066)	—	—	—	(58)	—	—	(8,373)
Net transfers	—	1,314,978	—	—	—	(6)	—	(1,229,472)	85,500
Transfers of goods destined for sale (2)	—	(1,537)	—	—	—	—	—	—	(1,537)
Business combinations (Note 1 c)	—	596	—	—	—	—	—	—	596
Amortization (Note 25)	—	(1,234,949)	(500,441)	(84,205)	(964,316)	(3,729)	—	—	(2,787,640)
Balance on 12.31.19	23,059,172	3,693,754	928,833	905,205	12,091,821	45,730	(499)	550,936	41,274,952
Additions (3)	—	526,112	—	—	184,300	—	(12,230)	1,174,282	1,872,464
Write-offs, net (1)	(32,743)	(220)	—	—	—	—	—	—	(32,963)
Net transfers	—	1,211,314	—	—	—	—	—	(1,023,138)	188,176
Capital contribution to CyberCo Brasil (note 1.c)	—	(2,770)	—	—	—	—	—	—	(2,770)
Amortization (Note 25)	—	(1,420,757)	(295,267)	(84,205)	(914,411)	(3,102)	—	—	(2,717,742)
Balance on 12.31.20	23,026,429	4,007,433	633,566	821,000	11,361,710	42,628	(12,729)	702,080	40,582,117

Balance on 12.31.19
Cost	23,059,172	18,310,812	4,513,278	1,658,897	20,244,219	270,000	(499)	550,936	68,606,815
Accumulated amortization	—	(14,617,058)	(3,584,445)	(753,692)	(8,152,398)	(224,270)	—	—	(27,331,863)
Total	23,059,172	3,693,754	928,833	905,205	12,091,821	45,730	(499)	550,936	41,274,952

Balance on 12.31.20
Cost	23,026,429	20,069,371	4,513,278	1,658,897	20,428,520	269,640	(12,729)	702,080	70,655,486
Accumulated amortization	—	(16,061,938)	(3,879,712)	(837,897)	(9,066,810)	(227,012)	—	—	(30,073,369)
Total	23,026,429	4,007,433	633,566	821,000	11,361,710	42,628	(12,729)	702,080	40,582,117
(1)

Refers to proportional write-offs refer to: (i) R$32,743 from the disposal of  CyberCo Brasil's investment (Note 1.c); and (ii) R$3,249, made in July 2019, resulting from the sale of the Tamboré and Curitiba (CIC) data centers, pursuant to paragraph 86 of IAS 36.

(2)

Refers to transfers of assets from the Tamboré and Curitiba (CIC) data centers, sold for the amounts of R$419,690 to a company controlled by Asterion Industrial Partners SGEIC, SA, pursuant to an agreement entered into by the Company on May 8, 2019 and concluded. with the settlement on July 24, 2019.

(3)

The addition into licenses, occurred in 2020, refers to the extension of the authorization for the right to use radio frequencies for the exploitation of SMP in the State of Rio de Janeiro, granted by ANATEL on November 29, 2020 (Note 1.b)

d)  Amortization rates

The table below shows the annual amortization rates for the years ended December 31, 2020 and 2019.

Description
Softwares	20.00 % to 50.00%
Customer portfolio	12.50%
Trademarks	7.70%
Licenses	3.60% to 6.67%
Other intangible assets	20.00%

e)  Goodwill

e.1) Accounting policy

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, recorded at fair value on the acquisition date, and the fair value of any non-controlling interest in the acquiree.

For each business combination, the Company measures non-controlling interests in the acquiree either at its fair value or based on its proportional share in the identifiable net assets of the acquiree. Costs directly attributable to an acquisition are recorded as expenses, as incurred.

Upon acquiring a business, the Company assesses financial assets acquired and liabilities assumed so as to classify and allocate them in accordance with contractual terms, economic circumstances and relevant conditions on the acquisition date, including the segregation, by the acquiree, of embedded derivatives existing in host contracts in the acquiree.

In the event a business combination is conducted in stages, the ownership interest previously held in the acquiree’s capital is reassessed at fair value on the date control is acquired, and any impacts are recognized in the statement of income.

Any contingent portion to be transferred by the acquirer shall be recognized at fair value on the acquisition date. Subsequent changes in the fair value of the contingent portion to be considered as an asset or liability is recognized in the statement of income.

Goodwill is initially measured as excess transferred payment amount in relation to acquired net assets (identifiable net assets acquired, and liabilities assumed). If consideration is lower than the fair value of acquired net assets, the difference must be recognized as a gain in the statement of income.

After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to the CGUs that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

When goodwill has been allocated to a CGU and part of the operation within that CGU is disposed that, the goodwill associated with that operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is allocated based on the relative fair values of the disposed operation and the portion of the CGU retained.

e.2) Goodwill breakdown

The table below shows the composition of the goodwill recorded by the Company as of December 31, 2020 and 2019.

	12.31.20	12.31.19
GVT Participações, occurred in 2015	12,837,141	12,837,141
Vivo Participações, occurred in 2011 (1)	9,124,496	9,157,239
Telefônica Televisão Participações, former Navytree, occurred in 2008	780,693	780,693
Spanish e Figueira, by the merger of Telefônica Data Brasil Holding (TDBH) in 2006	212,058	212,058
Santo Genovese Participações, Atrium Telecomunicações, which took place in 2004	71,892	71,892
Ajato Telecomunicação Ltda.	149	149
Total	23,026,429	23,059,172
(1)

The proportional write-offs refer to: (i) R$32,743 from the disposal of CyberCo Brasil's investment (Note 1.c) in 2020; and (ii) R$3,249, made in July 2019, resulting from the sale of the Tamboré and Curitiba (CIC) data centers in 2019, pursuant to paragraph 86 of IAS 36.